JPMorgan Unconstrained Debt Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 41.2%
Aerospace & Defense — 0.2%
Boeing Co. (The)
6.53%, 5/1/2034 (a)	115	117
5.71%, 5/1/2040	415	381
3.85%, 11/1/2048	375	249
3.95%, 8/1/2059	435	273
Bombardier, Inc. (Canada) 7.00%, 6/1/2032 (a) (b)	39	39
General Electric Co. 4.13%, 9/19/2035 (c)	262	289
Rolls-Royce plc (United Kingdom)
4.63%, 2/16/2026 (c)	300	328
4.63%, 2/16/2026 (a)	110	120
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	30	32
TransDigm, Inc.
6.38%, 3/1/2029 (a)	51	51
6.63%, 3/1/2032 (a)	52	52
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	53	55
		1,986
Automobile Components — 0.7%
Adient Global Holdings Ltd.
3.50%, 8/15/2024 (c)	44	48
7.00%, 4/15/2028 (a)	35	36
8.25%, 4/15/2031 (a)	105	109
Adler Pelzer Holding GmbH (Germany)
9.50%, 4/1/2027 (a)	206	225
9.50%, 4/1/2027 (c)	190	208
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	55	53
5.88%, 6/1/2029 (a)	200	197
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	190	189
5.00%, 10/1/2029	110	100
Clarios Global LP 8.50%, 5/15/2027 (a)	260	262
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	115	99
Forvia SE (France)
3.13%, 6/15/2026 (c)	910	964
2.75%, 2/15/2027 (c)	200	207
2.38%, 6/15/2027 (c)	300	307
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	300	276
Grupo Antolin-Irausa SA (Spain) 3.50%, 4/30/2028 (a)	168	138
IHO Verwaltungs GmbH (Germany)
3.88% (Cash), 5/15/2027 (c) (d) (e)	380	402
8.75% (Cash), 5/15/2028 (a) (d)	185	215
8.75% (Cash), 5/15/2028 (c) (d) (e)	330	384
Schaeffler AG (Germany) 2.88%, 3/26/2027 (c)	820	862
TI Automotive Finance plc (China) 3.75%, 4/15/2029 (c)	380	382
ZF Europe Finance BV (Germany)
2.00%, 2/23/2026 (c)	200	208

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
2.50%, 10/23/2027 (c)	1,000	1,013
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (c)	400	418
		7,302
Automobiles — 0.5%
Hyundai Capital America
1.30%, 1/8/2026 (a)	430	401
3.50%, 11/2/2026 (a)	2,180	2,076
6.50%, 1/16/2029 (a)	280	291
Jaguar Land Rover Automotive plc (United Kingdom)
5.88%, 11/15/2024 (c)	100	109
4.50%, 1/15/2026 (c)	480	521
Renault SA (France) 2.50%, 6/2/2027 (c)	1,300	1,344
Volvo Car AB (Sweden) 2.00%, 1/24/2025 (c)	300	319
		5,061
Banks — 11.7%
ABN AMRO Bank NV (Netherlands)
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (c) (f) (g) (h) (i)	400	424
4.80%, 4/18/2026 (a)	800	784
(EUR Swap Annual 5 Year + 3.90%), 4.75%, 9/22/2027 (c) (f) (g) (h) (i)	700	715
AIB Group plc (Ireland)
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (c) (f) (g) (h) (i)	1,900	2,062
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (i)	335	344
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (i)	200	199
Banco Bilbao Vizcaya Argentaria SA (Spain)
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (f) (g) (h) (i)	400	397
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (f) (g) (h) (i)	2,200	2,347
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (i)	2,000	1,999
5.15%, 8/18/2025	800	793
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (f) (g) (h) (i)	2,400	2,565
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (f) (g) (h) (i)	1,000	1,097
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (i)	6,020	5,942
(SOFR + 1.29%), 5.08%, 1/20/2027 (i)	525	521
(SOFR + 1.05%), 2.55%, 2/4/2028 (i)	2,485	2,310
(SOFR + 1.63%), 5.20%, 4/25/2029 (i)	440	438
(SOFR + 1.57%), 5.82%, 9/15/2029 (i)	1,225	1,246
(SOFR + 1.22%), 2.30%, 7/21/2032 (i)	399	325
(SOFR + 1.21%), 2.57%, 10/20/2032 (i)	2,700	2,227
(SOFR + 1.84%), 5.87%, 9/15/2034 (i)	1,100	1,125
(SOFR + 1.65%), 5.47%, 1/23/2035 (i)	1,230	1,222
(SOFR + 1.93%), 2.68%, 6/19/2041 (i)	740	516
Bank of Ireland Group plc (Ireland)
(EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (c) (f) (g) (h) (i)	1,345	1,482
(EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (c) (f) (g) (h) (i)	1,400	1,511

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (f) (i)	430	386
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (f) (i)	2,100	1,720
Banque Federative du Credit Mutuel SA (France) 4.75%, 7/13/2027 (a)	1,245	1,224
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (f) (g) (h) (i)	2,400	2,507
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (c) (f) (g) (h) (i)	1,000	1,153
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (i)	2,703	2,711
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (i)	300	275
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (i)	1,060	872
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (i)	2,210	2,381
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (i)	1,310	1,389
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (i)	1,460	1,465
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (g) (h) (i)	550	526
(SOFR + 0.69%), 2.01%, 1/25/2026 (i)	1,595	1,556
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (g) (h) (i)	2,521	2,372
(SOFR + 1.55%), 5.61%, 9/29/2026 (i)	1,557	1,556
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (i)	1,225	1,180
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (i)	3,220	3,033
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (g) (h) (i)	520	519
(SOFR + 3.91%), 4.41%, 3/31/2031 (i)	2,260	2,146
(SOFR + 1.18%), 2.52%, 11/3/2032 (i)	920	754
(SOFR + 2.06%), 5.83%, 2/13/2035 (i)	1,015	1,004
Commerzbank AG (Germany) (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (c) (i)	700	753
Commonwealth Bank of Australia (Australia) 3.78%, 3/14/2032 (a) (f)	240	209
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (i)	1,225	1,153
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (c) (f) (g) (h) (i)	1,600	1,661
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (i)	1,720	1,637
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (i)	302	281
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (i)	710	732
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (i)	1,237	1,240
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (i)	701	662
HSBC Holdings plc (United Kingdom)
(SOFR + 1.43%), 3.00%, 3/10/2026 (i)	3,000	2,937
(SOFR + 1.54%), 1.65%, 4/18/2026 (i)	300	289
(SOFR + 2.61%), 5.21%, 8/11/2028 (i)	2,565	2,541
(SOFR + 1.73%), 2.01%, 9/22/2028 (i)	2,575	2,304
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (i)	666	620
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (f) (g) (h) (i)	1,794	1,508
(SOFR + 2.39%), 6.25%, 3/9/2034 (i)	720	750
ING Groep NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (f) (g) (h) (i)	1,488	1,431

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Intesa Sanpaolo SpA (Italy)
7.00%, 11/21/2025 (a)	256	260
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (c) (f) (g) (h) (i)	862	967
6.63%, 6/20/2033 (a)	3,845	3,976
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (i)	410	308
KBC Group NV (Belgium)
(EUR Swap Annual 5 Year + 3.59%), 4.25%, 10/24/2025 (c) (f) (g) (h) (i)	400	421
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (c) (f) (g) (h) (i)	2,000	2,316
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (i)	440	442
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (i)	1,056	1,063
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (i)	1,360	1,367
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (f) (g) (h) (i)	1,256	1,227
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (f) (g) (h) (i)	440	446
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (i)	1,080	1,081
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (g) (h) (i)	1,278	1,136
(SOFR + 1.90%), 5.68%, 1/22/2035 (i)	255	255
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (i)	940	954
(SOFR + 0.99%), 1.67%, 6/14/2027 (i)	1,400	1,291
(SOFR + 2.60%), 6.53%, 1/10/2029 (i)	2,100	2,155
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (f) (g) (h) (i)	447	460
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (f) (g) (h) (i)	452	379
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (i)	490	403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (a) (i)	593	496
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (a) (i)	1,365	1,426
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (i)	1,280	1,259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (i)	700	744
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (i)	338	320
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (c) (f) (g) (h) (i)	2,600	2,213
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (i)	245	250
(SOFR + 1.85%), 5.12%, 1/26/2034 (i)	1,047	997
(SOFR + 2.36%), 5.87%, 6/8/2034 (i)	859	862
(SOFR + 1.92%), 5.71%, 1/24/2035 (i)	195	194
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (i)	720	669
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (c) (i)	781	874
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (i)	1,660	1,402
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (i)	285	285
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (i)	1,410	1,341

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.74%), 5.57%, 7/25/2029 (i)	2,720	2,735
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (i)	2,420	2,083
(SOFR + 1.99%), 5.56%, 7/25/2034 (i)	155	154
Westpac Banking Corp. (Australia) (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (f) (i)	250	241
		123,480
Beverages — 0.2%
Constellation Brands, Inc. 2.25%, 8/1/2031	1,936	1,580
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	30	28
		1,608
Biotechnology — 0.7%
AbbVie, Inc.
5.05%, 3/15/2034	580	574
4.70%, 5/14/2045	417	376
4.25%, 11/21/2049	2,629	2,184
5.40%, 3/15/2054	940	927
Amgen, Inc.
5.25%, 3/2/2033	651	646
4.66%, 6/15/2051	460	393
Gilead Sciences, Inc. 5.55%, 10/15/2053	1,000	992
Grifols SA (Spain)
1.63%, 2/15/2025 (c)	200	214
2.25%, 11/15/2027 (c)	650	628
3.88%, 10/15/2028 (a)	130	118
3.88%, 10/15/2028 (c)	100	90
4.75%, 10/15/2028 (a)	200	174
		7,316
Broadline Retail — 0.0% ^
Amazon.com, Inc. 2.70%, 6/3/2060	350	205
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	65	63
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	100	99
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (d)	130	104
9.75%, 10/1/2027 (a)	40	40
		511
Building Products — 0.1%
Builders FirstSource, Inc. 6.38%, 3/1/2034 (a)	35	34
EMRLD Borrower LP
6.38%, 12/15/2030 (a)	143	161
6.38%, 12/15/2030 (c)	240	270
6.63%, 12/15/2030 (a)	155	155
Griffon Corp. 5.75%, 3/1/2028	405	392
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	55	50
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	140	133
Summit Materials LLC 5.25%, 1/15/2029 (a)	30	29
		1,224

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 3.5%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	170	145
Deutsche Bank AG (Germany) (SOFR + 2.26%), 3.74%, 1/7/2033 (i)	1,206	997
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (g) (h) (i)	1,118	1,049
(SOFR + 0.80%), 1.43%, 3/9/2027 (i)	2,330	2,167
(SOFR + 1.11%), 2.64%, 2/24/2028 (i)	1,270	1,180
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (g) (h) (i)	910	948
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (g) (h) (i)	1,195	1,228
(SOFR + 1.28%), 2.62%, 4/22/2032 (i)	3,130	2,612
(SOFR + 1.26%), 2.65%, 10/21/2032 (i)	1,525	1,263
(SOFR + 1.41%), 3.10%, 2/24/2033 (i)	2,540	2,156
(SOFR + 1.55%), 5.85%, 4/25/2035 (i)	220	225
Huarong Finance 2017 Co. Ltd. (China) 4.25%, 11/7/2027 (c)	880	811
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (i)	2,660	2,467
(SOFR + 1.61%), 4.21%, 4/20/2028 (i)	288	279
3.59%, 7/22/2028 (e)	2,210	2,097
(SOFR + 1.73%), 5.12%, 2/1/2029 (i)	4,130	4,103
(SOFR + 1.59%), 5.16%, 4/20/2029 (i)	760	755
(SOFR + 1.63%), 5.45%, 7/20/2029 (i)	2,860	2,870
(SOFR + 1.14%), 2.70%, 1/22/2031 (i)	1,560	1,358
(SOFR + 1.20%), 2.51%, 10/20/2032 (i)	159	131
(SOFR + 1.88%), 5.42%, 7/21/2034 (i)	940	930
(SOFR + 1.58%), 5.83%, 4/19/2035 (i)	260	265
(SOFR + 1.36%), 2.48%, 9/16/2036 (i)	360	284
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (i)	405	402
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (g) (h) (i)	683	690
UBS Group AG (Switzerland)
4.28%, 1/9/2028 (a)	2,840	2,720
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (f) (g) (h) (i)	365	390
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (f) (g) (h) (i)	375	417
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (i)	1,455	1,763
		36,702
Chemicals — 0.7%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (c)	1,180	987
Ashland Services BV 2.00%, 1/30/2028 (c)	100	100
Avient Corp. 7.13%, 8/1/2030 (a)	20	20
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (c)	570	531
CF Industries, Inc.
4.50%, 12/1/2026 (a)	835	813
4.95%, 6/1/2043	1,313	1,156
Chemours Co. (The)
4.00%, 5/15/2026	200	211
5.75%, 11/15/2028 (a)	230	211
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	136	124

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Herens Midco SARL (Luxembourg)
5.25%, 5/15/2029 (a)	138	107
5.25%, 5/15/2029 (c)	100	77
INEOS Finance plc (Luxembourg)
2.13%, 11/15/2025 (c)	300	317
6.63%, 5/15/2028 (c)	250	281
6.38%, 4/15/2029 (a)	123	137
7.50%, 4/15/2029 (a)	200	202
INEOS Styrolution Ludwigshafen GmbH (United Kingdom) 2.25%, 1/16/2027 (c)	650	658
Lune Holdings SARL (France) 5.63%, 11/15/2028 (a)	244	219
Monitchem HoldCo 3 SA (Luxembourg) 8.75%, 5/1/2028 (c)	100	112
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	73	70
OCP SA (Morocco) 6.88%, 4/25/2044 (c)	390	369
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	365	328
4.38%, 2/1/2032	230	196
Syensqo SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (c) (g) (h) (i)	200	209
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	12	10
		7,445
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	580	514
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	60	54
4.75%, 10/15/2029 (a)	27	25
Brink's Co. (The) 4.63%, 10/15/2027 (a)	225	215
Elis SA (France) 2.88%, 2/15/2026 (c)	400	425
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	130	119
4.75%, 6/15/2029 (a)	120	112
Interface, Inc. 5.50%, 12/1/2028 (a)	55	52
Madison IAQ LLC 5.88%, 6/30/2029 (a)	165	153
Paprec Holding SA (France)
3.50%, 7/1/2028 (a)	164	170
3.50%, 7/1/2028 (c)	240	248
Q-Park Holding I BV (Netherlands)
5.13%, 3/1/2029 (a)	209	229
5.13%, 3/1/2029 (c)	290	318
SPIE SA (France) 2.63%, 6/18/2026 (c)	400	423
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (c)	466	505
Verisure Holding AB (Sweden)
3.25%, 2/15/2027 (c)	850	885
5.50%, 5/15/2030 (a)	192	211
Verisure Midholding AB (Sweden)
5.25%, 2/15/2029 (c)	480	506
5.25%, 2/15/2029 (a)	119	125
		5,289

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	65	58
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	120	98
CommScope, Inc.
6.00%, 3/1/2026 (a)	245	219
4.75%, 9/1/2029 (a)	90	65
		440
Construction & Engineering — 0.2%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	60	56
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	25	23
Heathrow Funding Ltd. (United Kingdom)
1.13%, 10/8/2030 (c)	1,400	1,279
5.88%, 5/13/2041 (c)	500	640
		1,998
Construction Materials — 0.1%
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (g) (h) (i)	1,054	1,012
Consumer Finance — 1.8%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	510	501
1.75%, 1/30/2026	1,030	967
2.45%, 10/29/2026	193	180
5.75%, 6/6/2028	750	756
3.30%, 1/30/2032	835	711
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (g) (h) (i)	391	356
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (a)	1,995	1,992
2.88%, 2/15/2025 (a)	890	869
5.50%, 1/15/2026 (a)	270	267
2.13%, 2/21/2026 (a)	100	94
4.25%, 4/15/2026 (a)	610	591
4.38%, 5/1/2026 (a)	460	447
3.25%, 2/15/2027 (a)	255	237
2.75%, 2/21/2028 (a)	95	85
6.38%, 5/4/2028 (a)	835	847
5.75%, 3/1/2029 (a)	3,565	3,540
5.75%, 11/15/2029 (a)	1,120	1,110
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	420	410
4.27%, 1/9/2027	1,048	1,007
4.95%, 5/28/2027	760	741
3.63%, 6/17/2031	714	610
OneMain Finance Corp.
7.13%, 3/15/2026	60	61
4.00%, 9/15/2030	15	13
Volkswagen International Finance NV (Germany)
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (c) (g) (h) (i)	100	107

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (c) (g) (h) (i)	1,100	1,160
Volkswagen Leasing GmbH (Germany) 0.50%, 1/12/2029 (c)	1,400	1,303
		18,962
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc. 4.63%, 1/15/2027 (a)	190	183
ELO SACA (France) 6.00%, 3/22/2029 (c)	200	215
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	95	86
Rite Aid Corp.
7.50%, 7/1/2025 (a) (j)	50	25
8.00%, 11/15/2026 (a) (j)	140	70
US Foods, Inc. 4.75%, 2/15/2029 (a)	355	333
		912
Containers & Packaging — 0.5%
ARD Finance SA (Luxembourg) 5.00% (Cash), 6/30/2027 (c) (d) (e)	200	48
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (c)	610	536
4.75%, 7/15/2027 (c)	100	70
5.25%, 8/15/2027 (a)	295	173
Ball Corp. 1.50%, 3/15/2027	330	336
Berry Global, Inc. 5.80%, 6/15/2031 (a)	820	816
Crown European Holdings SA 3.38%, 5/15/2025 (c)	460	494
Guala Closures SpA (Italy) 3.25%, 6/15/2028 (c)	650	652
LABL, Inc. 6.75%, 7/15/2026 (a)	40	40
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	260	265
OI European Group BV
6.25%, 5/15/2028 (a)	126	142
6.25%, 5/15/2028 (c)	120	135
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	275	273
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	125	117
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (c)	350	97
Silgan Holdings, Inc.
3.25%, 3/15/2025	180	193
2.25%, 6/1/2028	400	399
Titan Holdings II BV (Netherlands) 5.13%, 7/15/2029 (c)	150	147
Trivium Packaging Finance BV 3.75%, 8/15/2026 (c) (k)	380	404
		5,337
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	35	37
Diversified Consumer Services — 0.1%
RAC Bond Co. plc (United Kingdom)
5.25%, 11/4/2027 (a)	168	201
5.25%, 11/4/2027 (c)	240	287
Service Corp. International 3.38%, 8/15/2030	60	51
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	38	39
		578

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — 0.1%
VICI Properties LP
3.75%, 2/15/2027 (a)	60	57
4.50%, 1/15/2028 (a)	55	52
WP Carey, Inc.
2.40%, 2/1/2031	180	150
2.25%, 4/1/2033	367	279
		538
Diversified Telecommunication Services — 1.3%
Altice France SA (France)
5.88%, 2/1/2027 (c)	200	157
8.13%, 2/1/2027 (a)	205	158
3.38%, 1/15/2028 (c)	600	443
AT&T, Inc. 3.50%, 9/15/2053	860	581
CCO Holdings LLC
5.13%, 5/1/2027 (a)	2,520	2,409
5.00%, 2/1/2028 (a)	765	706
5.38%, 6/1/2029 (a)	105	94
4.75%, 3/1/2030 (a)	210	179
4.25%, 2/1/2031 (a)	60	48
Cellnex Telecom SA (Spain)
2.88%, 4/18/2025 (c)	300	323
1.88%, 6/26/2029 (c)	300	295
eircom Finance DAC (Ireland)
3.50%, 5/15/2026 (c)	470	495
2.63%, 2/15/2027 (c)	370	378
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	110	107
Iliad Holding SASU (France)
5.63%, 10/15/2028 (a)	344	371
5.63%, 10/15/2028 (c)	560	605
6.88%, 4/15/2031 (a)	164	181
iliad SA (France) 5.38%, 6/14/2027 (c)	700	776
Infrastrutture Wireless Italiane SpA (Italy) 1.88%, 7/8/2026 (c)	560	583
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	200	188
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (c)	335	350
Level 3 Financing, Inc.
11.00%, 11/15/2029 (a)	60	62
4.50%, 4/1/2030 (a)	50	28
Lorca Telecom Bondco SA (Spain)
4.00%, 9/18/2027 (a)	100	106
4.00%, 9/18/2027 (c)	790	837
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	59	38
4.13%, 4/15/2030 (a)	163	104
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	116	98
Telecom Italia Finance SA (Italy) 7.75%, 1/24/2033	440	560
Telecom Italia SpA (Italy)
2.88%, 1/28/2026 (c)	380	402

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
3.63%, 5/25/2026 (c)	380	404
2.38%, 10/12/2027 (c)	830	835
Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047	700	623
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (c)	380	352
		13,876
Electric Utilities — 2.8%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (a)	934	695
ContourGlobal Power Holdings SA (United Kingdom) 2.75%, 1/1/2026 (c)	370	386
Duke Energy Indiana LLC 5.40%, 4/1/2053	125	118
Duke Energy Ohio, Inc. 5.65%, 4/1/2053	44	43
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	540	436
EDP - Energias de Portugal SA (Portugal)
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (c) (i)	900	947
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (c) (i)	1,500	1,485
Electricite de France SA (France)
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/5/2024 (c) (g) (h) (i)	200	216
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (c) (g) (h) (i)	700	757
5.70%, 5/23/2028 (a)	245	248
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (c) (g) (h) (i)	400	384
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,964	1,604
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (i)	1,058	1,046
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (a)	1,135	1,062
2.25%, 7/12/2031 (a) (k)	316	258
5.00%, 6/15/2032 (a)	580	552
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (c) (g) (h) (i)	1,800	1,829
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (i)	390	388
Entergy Texas, Inc. 1.75%, 3/15/2031	385	310
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	832	780
FirstEnergy Pennsylvania Electric Co. 5.20%, 4/1/2028 (a)	390	389
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	1,540	1,396
4.55%, 4/1/2049 (a)	663	542
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	1,855	1,623
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	771	634
MidAmerican Energy Co. 4.25%, 5/1/2046	350	289
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	990	989
3.38%, 2/15/2029 (a)	165	146
5.25%, 6/15/2029 (a)	90	86
Pacific Gas and Electric Co.
2.95%, 3/1/2026	360	343
6.15%, 1/15/2033	1,430	1,459
6.40%, 6/15/2033	1,270	1,318
5.80%, 5/15/2034	970	968
4.60%, 6/15/2043	250	204
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (c)	366	280

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PG&E Corp. 5.00%, 7/1/2028	30	29
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 8.24%, 3/30/2067 (i)	661	654
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	1,220	1,152
Series 13-A, 3.90%, 3/15/2043	214	166
3.65%, 2/1/2050	484	345
Union Electric Co. 3.90%, 4/1/2052	260	200
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	1,031	978
4.38%, 5/1/2029 (a)	192	178
4.30%, 7/15/2029 (a)	1,550	1,452
6.88%, 4/15/2032 (a)	52	52
6.00%, 4/15/2034 (a)	555	556
		29,972
Electrical Equipment — 0.0% ^
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (c)	270	264
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028 (c)	730	773
Coherent Corp. 5.00%, 12/15/2029 (a)	431	402
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	175	151
		1,326
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	763	693
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	50	49
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	45	47
Transocean, Inc. 8.25%, 5/15/2029 (a)	55	55
		844
Entertainment — 0.8%
Banijay Entertainment SASU (France)
7.00%, 5/1/2029 (a)	119	135
7.00%, 5/1/2029 (c)	310	353
Cinemark USA, Inc. 5.88%, 3/15/2026 (a)	150	148
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	70	70
4.75%, 10/15/2027 (a)	150	142
Netflix, Inc.
4.88%, 4/15/2028	808	801
5.38%, 11/15/2029 (a)	1,351	1,360
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	180	177
3.70%, 4/14/2027	660	633
Warnermedia Holdings, Inc.
4.30%, 1/17/2030	880	954
4.28%, 3/15/2032	1,372	1,201
5.05%, 3/15/2042	2,100	1,735

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
WMG Acquisition Corp.
2.75%, 7/15/2028 (c)	200	204
2.25%, 8/15/2031 (a)	110	102
2.25%, 8/15/2031 (c)	100	93
		8,108
Financial Services — 0.4%
Benteler International AG (Austria) 9.38%, 5/15/2028 (c)	400	462
Block, Inc. 6.50%, 5/15/2032 (a)	124	125
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	2,150	2,144
Global Payments, Inc.
2.90%, 5/15/2030	400	346
2.90%, 11/15/2031	1,010	841
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	120	114
5.13%, 12/15/2030 (a)	80	73
7.13%, 2/1/2032 (a)	25	25
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	92	99
Nexi SpA (Italy) 1.63%, 4/30/2026 (c)	200	207
Paysafe Finance plc 3.00%, 6/15/2029 (a)	169	167
		4,603
Food Products — 0.3%
Darling Global Finance BV 3.63%, 5/15/2026 (c)	250	268
JBS USA Holding Lux SARL
6.75%, 3/15/2034 (a)	645	678
4.38%, 2/2/2052	397	294
7.25%, 11/15/2053 (a)	880	963
Kraft Heinz Foods Co. 4.88%, 10/1/2049	980	856
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	130	117
Post Holdings, Inc. 5.50%, 12/15/2029 (a)	320	305
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (c)	100	104
		3,585
Gas Utilities — 0.0% ^
UGI International LLC
2.50%, 12/1/2029 (a)	296	285
2.50%, 12/1/2029 (c)	240	231
		516
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	245	235
8.00%, 2/15/2031 (a)	25	25
Avis Budget Finance plc
7.25%, 7/31/2030 (a)	252	271
7.25%, 7/31/2030 (c)	230	247
Canadian Pacific Railway Co. (Canada) 3.50%, 5/1/2050	340	245
EC Finance plc (United Kingdom) 3.00%, 10/15/2026 (c)	470	493

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	150	116
Loxam SAS (France) 4.50%, 2/15/2027 (a)	171	185
SMBC Aviation Capital Finance DAC (Ireland) 5.55%, 4/3/2034 (a)	1,380	1,350
XPO, Inc. 7.13%, 2/1/2032 (a)	95	97
		3,264
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 3.88%, 7/15/2028 (c)	750	792
Baxter International, Inc. 2.54%, 2/1/2032	1,980	1,608
Medline Borrower LP
3.88%, 4/1/2029 (a)	55	50
6.25%, 4/1/2029 (a)	50	50
5.25%, 10/1/2029 (a)	110	104
Medtronic Global Holdings SCA 1.50%, 7/2/2039	200	157
		2,761
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	45	44
Cencora, Inc. 2.70%, 3/15/2031	3,548	3,010
Cerba Healthcare SACA (France) 3.50%, 5/31/2028 (c)	500	458
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	87	87
5.25%, 5/15/2030 (a)	125	104
4.75%, 2/15/2031 (a)	120	95
10.88%, 1/15/2032 (a) (b)	92	95
CVS Health Corp.
5.25%, 2/21/2033	1,450	1,409
2.70%, 8/21/2040	690	458
DaVita, Inc. 4.63%, 6/1/2030 (a)	290	260
Encompass Health Corp.
4.50%, 2/1/2028	155	146
4.63%, 4/1/2031	250	226
HCA, Inc.
5.20%, 6/1/2028	630	625
4.13%, 6/15/2029	1,570	1,479
5.50%, 6/15/2047	66	61
5.25%, 6/15/2049	950	843
3.50%, 7/15/2051	480	320
4.63%, 3/15/2052	2,478	1,997
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	65	62
Tenet Healthcare Corp.
5.13%, 11/1/2027	75	73
4.63%, 6/15/2028	190	181
6.75%, 5/15/2031 (a)	56	57
		12,090
Health Care REITs — 0.2%
Healthpeak OP LLC 5.25%, 12/15/2032	1,350	1,324

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Welltower OP LLC
2.80%, 6/1/2031	700	595
3.85%, 6/15/2032	410	368
		2,287
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 3/15/2026 (c)	560	582
2.25%, 1/15/2028 (c)	550	553
		1,135
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.50%, 2/15/2029 (a)	65	60
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	115	100
888 Acquisitions Ltd. (United Kingdom)
7.56%, 7/15/2027 (a)	160	172
7.56%, 7/15/2027 (c)	140	151
Acushnet Co. 7.38%, 10/15/2028 (a)	55	57
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	340	314
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	280	285
6.50%, 2/15/2032 (a)	45	45
Carnival Corp. 6.00%, 5/1/2029 (a)	70	68
Cedar Fair LP 6.50%, 10/1/2028	300	299
Cirsa Finance International Sarl (Spain) 4.50%, 3/15/2027 (c)	500	533
eDreams ODIGEO SA (Spain)
5.50%, 7/15/2027 (a)	183	197
5.50%, 7/15/2027 (c)	160	172
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (c)	970	930
International Game Technology plc
3.50%, 6/15/2026 (c)	470	502
2.38%, 4/15/2028 (c)	300	305
Lottomatica SpA (Italy)
7.13%, 6/1/2028 (a)	165	189
7.13%, 6/1/2028 (c)	160	183
MGM Resorts International 5.50%, 4/15/2027	40	39
Pinnacle Bidco plc (United Kingdom)
8.25%, 10/11/2028 (a)	164	189
8.25%, 10/11/2028 (c)	260	299
Punch Finance plc (United Kingdom) 6.13%, 6/30/2026 (c)	380	471
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	15	16
9.25%, 1/15/2029 (a)	110	117
6.25%, 3/15/2032 (a)	40	40
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	240	235

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	48	48
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	160	151
		6,107
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	285	283
Newell Brands, Inc.
5.70%, 4/1/2026 (k)	95	94
6.63%, 9/15/2029	30	29
7.00%, 4/1/2046 (k)	50	41
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	205	184
Versuni Group BV (Netherlands) 3.13%, 6/15/2028 (a)	100	97
		728
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	80	77
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	420	388
Spectrum Brands, Inc. 4.00%, 10/1/2026 (c)	200	214
		679
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)
3.30%, 7/15/2025 (a)	497	483
3.95%, 7/15/2030 (a)	768	692
Constellation Energy Generation LLC
5.80%, 3/1/2033	175	178
5.60%, 6/15/2042	770	740
6.50%, 10/1/2053	604	645
		2,738
Insurance — 0.5%
Assicurazioni Generali SpA (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (c) (i)	400	450
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (3-MONTH SOFR + 4.92%), 5.63%, 6/24/2046 (c) (i)	1,770	1,748
MetLife, Inc.
6.40%, 12/15/2036	1,340	1,350
9.25%, 4/8/2038 (a)	380	440
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	620	572
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (i)	720	722
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (i)	200	192
		5,474
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 4.45%, 8/15/2052	399	341
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	128	128
		469
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	88	81
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	155	144

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	76	76
8.25%, 2/1/2028 (a)	100	102
		403
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	100	100
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	110	108
		208
Life Sciences Tools & Services — 0.1%
Danaher Corp. 2.80%, 12/10/2051	2,205	1,382
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	50	52
Terex Corp. 5.00%, 5/15/2029 (a)	120	113
TK Elevator Midco GmbH 4.38%, 7/15/2027 (c)	240	251
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	35	36
Wabash National Corp. 4.50%, 10/15/2028 (a)	410	370
		822
Media — 1.3%
Altice Financing SA (Luxembourg) 2.25%, 1/15/2025 (c)	200	209
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028 (c)	420	275
Charter Communications Operating LLC
2.25%, 1/15/2029	765	650
2.80%, 4/1/2031	410	335
3.50%, 6/1/2041	1,730	1,162
5.38%, 5/1/2047	958	770
3.70%, 4/1/2051	2,082	1,274
3.90%, 6/1/2052	1,038	651
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	241	228
7.75%, 4/15/2028 (a)	200	173
9.00%, 9/15/2028 (a)	44	46
7.50%, 6/1/2029 (a)	60	49
Comcast Corp.
2.80%, 1/15/2051	1,900	1,165
5.35%, 5/15/2053	1,410	1,342
2.99%, 11/1/2063	764	446
CSC Holdings LLC
5.38%, 2/1/2028 (a)	200	140
5.75%, 1/15/2030 (a)	255	110
Discovery Communications LLC
3.63%, 5/15/2030	100	88
4.65%, 5/15/2050	450	334
DISH DBS Corp.
5.88%, 11/15/2024	315	300
5.25%, 12/1/2026 (a)	440	350

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.75%, 12/1/2028 (a)	90	63
DISH Network Corp. 11.75%, 11/15/2027 (a)	475	477
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	50	47
GCI LLC 4.75%, 10/15/2028 (a)	200	182
Gray Television, Inc.
7.00%, 5/15/2027 (a)	195	172
10.50%, 7/15/2029 (a)	150	149
iHeartCommunications, Inc.
6.38%, 5/1/2026	190	145
8.38%, 5/1/2027	30	11
5.25%, 8/15/2027 (a)	100	55
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	59	57
4.63%, 3/15/2030 (a)	50	44
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	40	26
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a)	90	81
5.50%, 7/1/2029 (a)	80	74
Stagwell Global LLC 5.63%, 8/15/2029 (a)	89	81
Summer BC Holdco A SARL (Luxembourg) 9.25%, 10/31/2027 (c)	90	96
Summer BC Holdco B SARL (Luxembourg) 5.75%, 10/31/2026 (c)	200	214
Univision Communications, Inc. 6.63%, 6/1/2027 (a)	205	198
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028 (c)	400	452
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (c)	1,010	914
		13,635
Metals & Mining — 1.0%
Anglo American Capital plc (South Africa) 5.50%, 5/2/2033 (a)	2,640	2,602
ATI, Inc. 4.88%, 10/1/2029	43	40
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	285	267
Constellium SE 4.25%, 2/15/2026 (c)	300	324
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	1,163	1,094
5.40%, 11/14/2034	433	422
Glencore Funding LLC (Australia)
6.38%, 10/6/2030 (a)	1,866	1,941
5.63%, 4/4/2034 (a)	2,360	2,318
Indonesia Asahan Aluminium PT (Indonesia) 5.45%, 5/15/2030 (a)	830	810
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (c)	370	379
United States Steel Corp. 6.88%, 3/1/2029	31	31
Vale Overseas Ltd. (Brazil) 6.13%, 6/12/2033	309	309
		10,537
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	151	125
CenterPoint Energy, Inc. 2.95%, 3/1/2030	1,015	895
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (i)	140	145

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (i)	220	223
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (c) (i)	518	517
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200	135
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (i)	680	673
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482	389
Veolia Environnement SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (c) (g) (h) (i)	900	909
		4,011
Oil, Gas & Consumable Fuels — 3.1%
Aker BP ASA (Norway) 6.00%, 6/13/2033 (a)	825	832
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	40	40
5.75%, 1/15/2028 (a)	175	171
Antero Resources Corp. 8.38%, 7/15/2026 (a)	25	26
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	15	15
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	65	68
7.38%, 3/15/2032 (a)	80	81
BP Capital Markets America, Inc. 4.81%, 2/13/2033	2,050	1,983
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (g) (h) (i)	247	242
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (c) (g) (h) (i)	1,300	1,372
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (g) (h) (i)	1,716	1,619
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (g) (h) (i)	930	951
California Resources Corp. 7.13%, 2/1/2026 (a)	34	34
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,380	2,262
5.95%, 6/30/2033	1,625	1,639
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	440	441
Chevron USA, Inc. 2.34%, 8/12/2050	200	117
Chord Energy Corp. 6.38%, 6/1/2026 (a)	25	25
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	65	68
8.75%, 7/1/2031 (a)	100	107
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	2,455	2,491
6.04%, 11/15/2033 (a)	655	668
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	415	401
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	90	95
7.63%, 4/1/2032 (a)	40	41
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630	601
7.38%, 9/18/2043	550	482
Enbridge, Inc. (Canada) Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (i)	2,220	2,302
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	55	56

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
8.75%, 5/1/2031 (a)	150	155
Energian Israel Finance Ltd. (Israel)
4.88%, 3/30/2026 (c)	312	296
5.38%, 3/30/2028 (c)	1,375	1,241
Energy Transfer LP
7.38%, 2/1/2031 (a)	105	109
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (i)	1,270	1,322
Eni SpA (Italy) 4.25%, 5/9/2029 (a)	910	870
Exxon Mobil Corp. 3.00%, 8/16/2039	670	508
Genesis Energy LP
8.00%, 1/15/2027	75	76
8.25%, 1/15/2029	40	41
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	280	268
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,089	1,025
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (a)	732	659
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	23	23
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	105	101
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	65	63
KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047 (c)	998	850
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	40	39
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (c)	372	365
6.50%, 6/30/2027 (c)	863	819
6.75%, 6/30/2030 (c)	232	212
NuStar Logistics LP 5.63%, 4/28/2027	65	64
Occidental Petroleum Corp. 6.20%, 3/15/2040	302	304
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	115	117
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	1,000	975
7.69%, 1/23/2050	1,380	1,002
SM Energy Co. 6.63%, 1/15/2027	185	184
Southwestern Energy Co. 5.38%, 3/15/2030	60	58
Summit Midstream Holdings LLC 9.50%, 10/15/2026 (a) (k)	105	108
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	20	20
6.00%, 9/1/2031 (a)	100	94
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310	210
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (i)	810	792
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	38	39
9.50%, 2/1/2029 (a)	41	44
9.88%, 2/1/2032 (a)	24	26
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	90	91
		32,400
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200	1,189

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Passenger Airlines — 0.2%
American Airlines, Inc. 5.50%, 4/20/2026 (a)	50	49
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,465	1,454
Deutsche Lufthansa AG (Germany) 3.00%, 5/29/2026 (c)	200	213
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	30	27
		1,743
Personal Care Products — 0.1%
Coty, Inc.
3.88%, 4/15/2026 (c)	380	410
4.75%, 1/15/2029 (a)	100	94
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	205	199
4.13%, 4/1/2029 (a)	255	232
Ontex Group NV 3.50%, 7/15/2026 (c)	450	477
		1,412
Pharmaceuticals — 0.8%
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	320	302
5.00%, 1/30/2028 (a)	90	51
6.25%, 2/15/2029 (a)	570	305
5.25%, 1/30/2030 (a)	120	61
Bayer AG (Germany) Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (c) (i)	500	547
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	1,310	1,301
5.55%, 2/22/2054	580	571
5.65%, 2/22/2064	370	362
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	40	39
2.38%, 3/1/2028 (c)	200	208
3.13%, 2/15/2029 (a)	45	43
Cheplapharm Arzneimittel GmbH (Germany) 3.50%, 2/11/2027 (c)	660	693
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	26	27
Neopharmed Gentili SpA (Italy) 7.13%, 4/8/2030 (a)	208	231
Nidda BondCo GmbH (Germany) 7.25%, 9/30/2025 (c)	68	74
Nidda Healthcare Holding GmbH (Germany) 7.50%, 8/21/2026 (c)	780	874
Organon & Co.
2.88%, 4/30/2028 (c)	300	305
4.13%, 4/30/2028 (a)	310	286
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	315	296
Rossini SARL (Italy) 6.75%, 10/30/2025 (c)	120	130
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	1,930	1,415
		8,121
Professional Services — 0.0% ^
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	205	191
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.25%, 4/15/2030 (a)	105	69

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — continued
Country Garden Holdings Co. Ltd. (China)
3.13%, 10/22/2025 (c) (j)	1,072	88
7.25%, 4/8/2026 (c) (j)	1,540	127
		284
Retail REITs — 0.1%
NNN REIT, Inc. 5.50%, 6/15/2034	280	276
Regency Centers LP 2.95%, 9/15/2029	320	286
		562
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5	5
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	150	155
Broadcom, Inc.
3.42%, 4/15/2033 (a)	1,675	1,431
3.14%, 11/15/2035 (a)	510	405
Entegris, Inc.
4.38%, 4/15/2028 (a)	90	84
5.95%, 6/15/2030 (a)	200	197
Marvell Technology, Inc. 5.95%, 9/15/2033	1,515	1,555
NXP BV (China) 2.50%, 5/11/2031	2,968	2,466
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	113	103
Synaptics, Inc. 4.00%, 6/15/2029 (a)	25	22
Texas Instruments, Inc. 5.00%, 3/14/2053	140	131
		6,554
Software — 0.2%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	255	231
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	150	137
Elastic NV 4.13%, 7/15/2029 (a)	90	80
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	350	328
Oracle Corp. 3.60%, 4/1/2050	445	310
RingCentral, Inc. 8.50%, 8/15/2030 (a)	123	129
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	205	201
TeamSystem SpA (Italy) 3.50%, 2/15/2028 (c)	200	206
		1,622
Specialized REITs — 0.1%
Crown Castle, Inc. 4.80%, 9/1/2028	740	722
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	100	96
4.50%, 2/15/2031 (a)	215	192
		1,010
Specialty Retail — 0.2%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	72	66
Dufry One BV (Switzerland) 2.00%, 2/15/2027 (c)	200	203
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	75	65
PetSmart, Inc.
4.75%, 2/15/2028 (a)	350	325

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
7.75%, 2/15/2029 (a)	300	287
Shiba Bidco SpA (Italy) 4.50%, 10/31/2028 (c)	400	420
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	150	135
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	65	65
Staples, Inc.
7.50%, 4/15/2026 (a)	350	350
10.75%, 4/15/2027 (a)	40	35
10.75%, 9/1/2029 (a) (b)	225	218
		2,169
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
4.09%, 6/1/2029	92	85
8.25%, 12/15/2029 (a)	31	33
8.50%, 7/15/2031 (a)	107	114
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	121	117
		349
Textiles, Apparel & Luxury Goods — 0.1%
Birkenstock Financing SARL 5.25%, 4/30/2029 (c)	580	632
CT Investment GmbH (Germany) 6.38%, 4/15/2030 (a)	133	145
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	35	36
		813
Tobacco — 0.5%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	2,710	2,417
6.34%, 8/2/2030	1,260	1,314
7.08%, 8/2/2043	1,690	1,806
		5,537
Trading Companies & Distributors — 0.1%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	105	108
8.63%, 5/15/2032 (a)	95	98
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	110	108
Imola Merger Corp. 4.75%, 5/15/2029 (a)	80	75
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	95	95
6.38%, 3/15/2029 (a)	68	68
6.63%, 3/15/2032 (a)	40	40
		592
Transportation Infrastructure — 0.2%
Abertis Infraestructuras Finance BV (Spain)
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (c) (g) (h) (i)	600	632
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (c) (g) (h) (i)	400	407

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Transportation Infrastructure — continued
Mundys SpA (Italy)
1.88%, 7/13/2027 (c)	200	202
1.88%, 2/12/2028 (c)	370	366
		1,607
Wireless Telecommunication Services — 0.8%
Altice France Holding SA (Luxembourg)
8.00%, 5/15/2027 (c)	141	48
4.00%, 2/15/2028 (c)	300	85
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	75	31
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026 (c)	300	316
PLT VII Finance SARL (Luxembourg)
4.63%, 1/5/2026 (c)	670	725
6.00%, 6/15/2031 (a) (b)	552	596
Telefonica Europe BV (Spain) (EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (c) (g) (h) (i)	1,300	1,467
T-Mobile USA, Inc.
2.63%, 2/15/2029	177	157
3.38%, 4/15/2029	1,460	1,336
2.55%, 2/15/2031	433	365
2.25%, 11/15/2031	2,586	2,098
Vodafone Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (c) (i)	900	962
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (c) (i)	200	196
		8,382
Total Corporate Bonds (Cost $458,124)		434,159
Asset-Backed Securities — 19.5%
ACC Trust Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	896	638
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	123	113
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	164	150
Series 2021-1H, Class C, 2.35%, 10/20/2040 (a)	718	657
Affirm Asset Securitization Trust Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	3,085	3,096
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 6.65%, 7/22/2032 (a) (e)	250	250
American Credit Acceptance Receivables Trust
Series 2024-1, Class B, 5.60%, 11/12/2027 (a)	2,000	1,993
Series 2023-4, Class B, 6.63%, 2/14/2028 (a)	2,127	2,145
Series 2022-1, Class E, 3.64%, 3/13/2028 (a)	1,063	1,029
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	2,333	2,327
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	884	880
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	780	780
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	1,930	1,929
Series 2023-3, Class C, 6.44%, 10/12/2029 (a)	1,944	1,953
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	2,300	2,322
Series 2024-1, Class C, 5.63%, 1/14/2030 (a)	1,000	993
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	542	547
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	2,975	2,944

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400	1,447
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	440	438
Apidos CLO (Cayman Islands) Series 2020-34A, Class A1R, 6.74%, 1/20/2035 (a) (e)	300	301
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 7.01%, 10/25/2034 (e)	45	44
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	280	279
Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	2,751	2,654
Series 2023-1A, Class C, 6.23%, 4/20/2029 (a)	635	630
Series 2023-8A, Class C, 7.34%, 2/20/2030 (a)	1,200	1,241
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)	814	801
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	384	379
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	359	354
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class AR, 6.72%, 4/19/2034 (a) (e)	1,000	1,002
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2021-4A, Class B, 7.24%, 10/20/2034 (a) (e)	1,650	1,650
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class A2R, 7.14%, 10/20/2031 (a) (e)	2,600	2,602
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 6.82%, 12/26/2031 (a) (e)	233	233
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	69	68
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	299	298
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class B, 6.80%, 8/15/2029	663	673
Business Jet Securities LLC Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	1,768	1,776
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 0.00%, 10/15/2031 (a) (b) (e)	392	392
Series 2018-1A, Class CR, 0.00%, 10/15/2031 (a) (b) (e)	1,413	1,413
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A2RR, 7.17%, 7/20/2032 (a) (e)	400	400
Series 2015-4A, Class BRR, 7.77%, 7/20/2032 (a) (e)	425	424
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	892	692
CIFC Funding Ltd. (Cayman Islands) Series 2021-4A, Class A, 6.64%, 7/15/2033 (a) (e)	1,000	1,002
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 (a)	267	239
Series 2018-AGS, Class C, 3.82%, 2/25/2044 (a)	47	37
Conn's Receivables Funding LLC
Series 2022-A, Class B, 9.52%, 12/15/2026 (a)	107	107
Series 2023-A, Class A, 8.01%, 1/17/2028 (a)	135	135
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 6.56%, 12/25/2032 (e)	318	316
Series 2004-ECC2, Class M2, 6.41%, 12/25/2034 (e)	3	4
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	404	399
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	753	753
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	663	664
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	870	879
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 6.26%, 3/25/2034 (e)	44	45
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.51%, 10/15/2030 (a) (e)	1,262	1,264
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.12%, 7/25/2048 (a)	682	665
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	2,572	2,558
Dryden CLO Ltd. (Cayman Islands) Series 2019-68A, Class AR, 6.76%, 7/15/2035 (a) (e)	3,870	3,878
Dryden Senior Loan Fund (Cayman Islands) Series 2014-36A, Class AR3, 6.61%, 4/15/2029 (a) (e)	500	501

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
DT Auto Owner Trust
Series 2022-1A, Class D, 3.40%, 12/15/2027 (a)	969	938
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,000	937
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,477	1,482
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class BR, 7.07%, 7/20/2037 (a) (e)	1,355	1,357
Exeter Automobile Receivables Trust
Series 2023-1A, Class B, 5.72%, 4/15/2027	533	532
Series 2023-1A, Class C, 5.82%, 2/15/2028	580	578
Series 2023-3A, Class C, 6.21%, 6/15/2028	2,232	2,239
Series 2023-4A, Class C, 6.51%, 8/15/2028	1,840	1,855
Series 2022-3A, Class D, 6.76%, 9/15/2028	2,100	2,111
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,050	1,045
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	1,500	1,420
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,553	1,542
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	825	822
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 6.16%, 8/25/2034 (e)	—	—
Flagship Credit Auto Trust
Series 2022-3, Class A3, 4.55%, 4/15/2027 (a)	1,054	1,048
Series 2023-1, Class A3, 5.01%, 8/16/2027 (a)	328	325
Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	246	243
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	2,025	1,988
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	500	493
Series 2021-3, Class E, 3.32%, 12/15/2028 (a)	1,700	1,405
FREED ABS Trust Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	1,465	1,465
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 6.56%, 10/15/2030 (a) (e)	210	210
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B, 4.92%, 1/15/2027 (a)	130	129
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	1,075	1,020
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	650	634
Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	2,700	2,601
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	1,800	1,798
Series 2022-3A, Class C, 5.34%, 6/15/2028 (a)	217	215
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	160	161
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,130	1,053
GM Financial Automobile Leasing Trust Series 2023-1, Class A3, 5.16%, 4/20/2026	643	641
Hertz Vehicle Financing LLC
Series 2023-1A, Class A, 5.49%, 6/25/2027 (a)	1,200	1,195
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	876	874
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,400	1,402
Hertz Vehicle Financing LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	2,000	1,814
Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	1,393	1,260
Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	1,726	1,556
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	139	141
Series 2019-1, Class A, 2.95%, 5/15/2028	139	123
Series 2020-1, Class B, 7.75%, 11/15/2028	95	98
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 6.77%, 4/15/2029 (a) (e)	536	536

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
KREF Ltd. Series 2021-FL2, Class A, 6.51%, 2/15/2039 (a) (e)	2,330	2,291
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	1,011	957
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	1,000	706
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	144	143
Series 2022-C, Class B, 7.46%, 2/15/2030 (a)	926	925
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	303	296
Lendmark Funding Trust Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	270	246
LL ABS Trust
Series 2020-1A, Class C, 6.54%, 1/17/2028 (a)	110	110
Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	500	470
Madison Park Funding Ltd. (Cayman Islands) Series 2020-45A, Class AR, 6.71%, 7/15/2034 (a) (e)	250	250
Magnetite Ltd. (Cayman Islands)
Series 2016-17A, Class BR2, 7.27%, 4/20/2037 (a) (e)	1,932	1,936
Series 2024-40A, Class B1, 0.00%, 7/15/2037 (a) (b) (e)	2,300	2,300
Marlette Funding Trust
Series 2021-2A, Class C, 1.50%, 9/15/2031 (a)	190	188
Series 2021-2A, Class D, 2.16%, 9/15/2031 (a)	300	287
Series 2023-1A, Class A, 6.07%, 4/15/2033 (a)	417	417
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	1,288	1,276
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3, 6.41%, 7/25/2034 (e)	65	65
Series 2004-HE7, Class M2, 6.38%, 8/25/2034 (e)	26	25
Series 2004-HE8, Class M2, 6.46%, 9/25/2034 (e)	80	80
Series 2005-NC1, Class M3, 6.20%, 1/25/2035 (e)	347	329
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	642	589
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.51%, 10/15/2029 (a) (e)	203	203
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 7.30%, 4/15/2038 (a) (e)	480	480
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2019-31A, Class AR, 6.63%, 4/20/2031 (a) (e)	2,400	2,405
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 6.37%, 8/25/2034 (e)	30	30
Series 2004-4, Class M2, 6.23%, 2/25/2035 (e)	81	82
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	711	671
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	543	509
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	524	486
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A2R2, 6.82%, 10/17/2030 (a) (e)	2,006	2,010
Series 2014-6A, Class BR2, 7.22%, 10/17/2030 (a) (e)	618	618
Series 2018-15A, Class A1, 6.69%, 7/20/2031 (a) (e)	1,034	1,036
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2013-1A, Class A1RR, 6.56%, 7/19/2030 (a) (e)	1,857	1,858
Series 2018-18A, Class A1A, 6.55%, 4/16/2031 (a) (e)	1,086	1,087
Series 2019-1A, Class BR, 7.17%, 10/25/2032 (a) (e)	2,039	2,041
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	1,404	1,426
OneMain Financial Issuance Trust Series 2023-2A, Class A2, 6.82%, 9/15/2036 (a) (e)	2,738	2,783
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029	863	837

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	2,538	2,398
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	1,311	1,242
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	2,300	2,177
Option One Mortgage Loan Trust Series 2004-3, Class M3, 6.41%, 11/25/2034 (e)	18	18
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 1/16/2029 (a)	165	157
Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	2,820	2,463
Palmer Square CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1A4, 6.72%, 5/21/2034 (a) (e)	1,660	1,664
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class A1, 6.39%, 10/15/2029 (a) (e)	416	416
Series 2021-4A, Class C, 8.19%, 10/15/2029 (a) (e)	1,606	1,598
Series 2024-3A, Class A2, 0.00%, 8/8/2032 (a) (b) (e)	1,530	1,530
Series 2024-3A, Class B, 0.00%, 8/8/2032 (a) (b) (e)	1,600	1,600
PMT Issuer Trust-FMSR Series 2021-FT1, Class A, 8.44%, 3/25/2026 (a) (e)	1,940	1,960
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (k)	1,083	1,051
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (k)	832	751
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (a) (k)	2,500	2,316
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (a) (e)	2,500	2,380
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (a) (k)	777	772
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (a) (k)	1,100	1,102
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)	3,249	2,817
PRPM LLC
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (k)	1,644	1,598
Series 2021-6, Class A2, 3.47%, 7/25/2026 (a) (k)	275	260
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (k)	1,762	1,705
Series 2021-11, Class A2, 4.58%, 11/25/2026 (a) (k)	2,400	2,316
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (k)	49	48
Series 2005-2, Class M1, 5.55%, 8/25/2035 (k)	1,183	1,076
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	118	117
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	1,500	1,358
Santander Drive Auto Receivables Trust
Series 2022-5, Class C, 4.74%, 10/16/2028	1,328	1,312
Series 2022-6, Class C, 4.96%, 11/15/2028	323	320
Series 2023-4, Class B, 5.77%, 12/15/2028	894	898
Series 2022-4, Class C, 5.00%, 11/15/2029	3,505	3,451
Series 2023-3, Class C, 5.77%, 11/15/2030	360	361
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	820	807
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,910	2,863
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	2,636	2,620
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,172	1,195
Series 2024-10A, Class 1, 5.04%, 3/10/2034	2,000	1,971
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (a)	122	122
Structured Asset Investment Loan Trust Series 2004-8, Class M2, 6.37%, 9/25/2034 (e)	90	83

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 6.07%, 5/25/2035 (e)	119	118
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 7.02%, 10/15/2031 (a) (e)	976	976
Series 2020-23A, Class AR, 6.61%, 1/15/2034 (a) (e)	1,068	1,069
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	2,000	2,049
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (a)	155	154
Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	500	498
United Airlines Pass-Through Trust Series 2013-1, Class A, 4.30%, 8/15/2025	790	773
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	365	354
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	97	95
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	254	252
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	240	237
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 6/20/2031 (a)	823	808
Series 2021-3, Class C, 3.28%, 7/20/2031 (a)	1,200	1,160
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	5,476	5,177
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	582	580
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	1,877	1,736
Westlake Automobile Receivables Trust
Series 2020-3A, Class E, 3.34%, 6/15/2026 (a)	120	119
Series 2021-2A, Class D, 1.23%, 12/15/2026 (a)	660	637
Series 2022-2A, Class C, 4.85%, 9/15/2027 (a)	1,192	1,180
Series 2024-1A, Class C, 5.65%, 2/15/2029 (a)	657	654
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	1,265	1,272
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	544	543
Total Asset-Backed Securities (Cost $209,287)		205,451
Mortgage-Backed Securities — 14.8%
FHLMC Gold Pools, Other
Pool # WN2453, 4.62%, 5/1/2028	2,000	1,963
Pool # WN2492, 4.93%, 6/1/2028	870	860
Pool # WN2493, 4.94%, 9/1/2028	580	574
FNMA UMBS, 30 Year Pool # MA4783, 4.00%, 10/1/2052	10,999	9,991
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	1,600	1,572
Pool # BF0263, 3.50%, 5/1/2058	1,002	876
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.50%, 6/25/2054 (b)	70,455	65,970
TBA, 5.50%, 6/25/2054 (b)	20,864	20,526
GNMA II, Single Family, 30 Year
TBA, 5.00%, 6/15/2054 (b)	51,987	50,455
TBA, 5.50%, 6/15/2054 (b)	3,500	3,472
Total Mortgage-Backed Securities (Cost $157,176)		156,259

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 7.3%
Arab Republic of Egypt 7.63%, 5/29/2032 (c)	1,180	1,009
Czech Republic
4.50%, 11/11/2032	CZK73,540	3,259
4.90%, 4/14/2034	CZK60,550	2,760
1.95%, 7/30/2037	CZK74,410	2,470
Dominican Republic Government Bond
6.88%, 1/29/2026 (c)	900	911
5.30%, 1/21/2041 (a)	790	669
5.30%, 1/21/2041 (c)	500	423
Federal Republic of Nigeria
6.50%, 11/28/2027 (c)	770	719
7.38%, 9/28/2033 (a)	527	439
Hungary Government Bond
5.50%, 3/26/2036 (a)	1,233	1,174
6.75%, 9/25/2052 (a)	639	679
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (c)	530	520
10.50%, 12/6/2028 (c)	480	515
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (a)	2,331	2,030
Lebanese Republic 6.38%, 3/9/2020 (j)	1,280	88
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN212,240	11,197
7.50%, 5/26/2033	MXN81,000	4,125
8.00%, 5/24/2035	MXN120,760	6,200
Notas do Tesouro Nacional 10.00%, 1/1/2027	BRL45,000	8,370
Oriental Republic of Uruguay 5.10%, 6/18/2050	136	127
Republic of Angola
8.00%, 11/26/2029 (c)	530	481
8.75%, 4/14/2032 (a)	561	501
Republic of Colombia
3.13%, 4/15/2031	1,000	782
7.50%, 2/2/2034	730	723
5.20%, 5/15/2049	645	451
8.75%, 11/14/2053	355	371
Republic of Costa Rica 7.30%, 11/13/2054 (a)	895	937
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (c)	1,190	1,158
6.13%, 6/15/2033 (c)	651	579
6.88%, 10/17/2040 (a)	EUR1,880	1,735
Republic of Iraq 5.80%, 1/15/2028 (c)	935	887
Republic of North Macedonia 2.75%, 1/18/2025 (c)	EUR1,110	1,181
Republic of Paraguay
4.95%, 4/28/2031 (a)	1,160	1,101
3.85%, 6/28/2033 (a)	208	180
5.60%, 3/13/2048 (c)	820	724
5.40%, 3/30/2050 (a)	470	402
Republic of Poland
6.00%, 10/25/2033	PLN13,350	3,459

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
5.13%, 9/18/2034	1,473	1,437
5.50%, 3/18/2054	1,276	1,223
Republic of Senegal 6.25%, 5/23/2033 (c)	424	359
Republic of South Africa
5.00%, 10/12/2046	2,560	1,722
5.75%, 9/30/2049	390	280
Republic of Turkey 7.63%, 5/15/2034	726	728
Romania Government Bond
6.38%, 1/30/2034 (a)	712	710
4.63%, 4/3/2049 (a)	EUR997	913
7.63%, 1/17/2053 (a)	372	403
Sultanate of Oman Government Bond 6.25%, 1/25/2031 (c)	1,900	1,947
United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	1,180	754
United Mexican States
4.49%, 5/25/2032	EUR638	690
6.35%, 2/9/2035	628	634
3.77%, 5/24/2061	1,378	857
3.75%, 4/19/2071	1,815	1,105
Total Foreign Government Securities (Cost $83,211)		77,098
Commercial Mortgage-Backed Securities — 6.6%
A10 Revolving Asset Financing I LLC 11.59%, 2/10/2028 ‡ (a) (e)	6,000	5,999
BANK
Series 2018-BN13, Class C, 4.54%, 8/15/2061 (e)	509	443
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (e)	3,702	126
Series 2021-BN35, Class XB, IO, 0.59%, 6/15/2064 (e)	17,700	635
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736	2,615
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (e)	1,960	1,655
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 (e)	1,679	1,252
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485	1,376
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (a) (e)	3,075	3,075
BMO Mortgage Trust Series 2024-5C3, Class AS, 6.29%, 2/15/2057 (e)	2,030	2,061
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 6.74%, 6/15/2035 (a) (e)	1,200	1,184
BX Commercial Mortgage Trust
Series 2021-VINO, Class A, 6.08%, 5/15/2038 (a) (e)	1,788	1,775
Series 2024-MF, Class A, 6.76%, 2/15/2039 (a) (e)	2,070	2,073
BX Trust Series 2022-LBA6, Class A, 6.32%, 1/15/2039 (a) (e)	3,400	3,385
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.04%, 2/28/2025 (a) (e)	4,000	3,807
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.43%, 11/15/2050 (e)	152	134
CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 (e)	95	73
Citigroup Commercial Mortgage Trust Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,312
Commercial Mortgage Trust
Series 2015-CR26, Class D, 3.46%, 10/10/2048 (e)	200	158
Series 2015-PC1, Class C, 4.28%, 7/10/2050 (e)	1,046	954
ELM Trust Series 2024-ELM, Class C10, 1.00%, 6/10/2027 ‡ (a) (b) (e)	680	680
FHLMC Series 2023-MN7, Class M1, 8.92%, 9/25/2043 (a) (e)	1,545	1,574

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K729, Class X1, IO, 0.33%, 10/25/2024 (e)	15,266	9
Series K739, Class X1, IO, 1.20%, 9/25/2027 (e)	17,951	528
Series K742, Class X1, IO, 0.77%, 3/25/2028 (e)	4,964	96
Series K127, Class X1, IO, 0.33%, 1/25/2031 (e)	65,703	1,082
Series K125, Class X1, IO, 0.58%, 1/25/2031 (e)	18,274	550
Series K131, Class X3, IO, 2.95%, 9/25/2031 (e)	767	123
Series K070, Class X3, IO, 2.04%, 12/25/2044 (e)	2,152	128
Series K072, Class X3, IO, 2.14%, 12/25/2045 (e)	3,940	264
Series K088, Class X3, IO, 2.35%, 2/25/2047 (e)	6,650	614
Series K737, Class X3, IO, 1.77%, 1/25/2048 (e)	3,150	125
Series K121, Class X3, IO, 2.77%, 11/25/2048 (e)	5,100	719
Series K127, Class X3, IO, 2.65%, 3/25/2049 (e)	5,100	701
Series K147, Class X3, IO, 3.80%, 6/25/2050 (e)	4,600	1,045
FNMA ACES Series 2019-M1, Class A2, 3.55%, 9/25/2028 (e)	1,036	985
FREMF Series 2018-KF46, Class B, 7.39%, 3/25/2028 (a) (e)	1,066	989
FREMF Mortgage Trust
Series 2018-KF45, Class B, 7.39%, 3/25/2025 (a) (e)	93	91
Series 2018-KF47, Class B, 7.44%, 5/25/2025 (a) (e)	101	99
Series 2019-KC03, Class B, 4.37%, 1/25/2026 (a) (e)	1,500	1,431
Series 2018-KF48, Class B, 7.49%, 6/25/2028 (a) (e)	480	449
GNMA
Series 2012-89, IO, 0.10%, 12/16/2053 (e)	2,994	2
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (e)	9,121	452
Series 2019-155, IO, 0.53%, 7/16/2061 (e)	9,671	373
Series 2021-106, IO, 0.86%, 4/16/2063 (e)	20,028	1,315
Series 2021-133, IO, 0.88%, 7/16/2063 (e)	10,519	702
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.07%, 5/10/2050 (e)	190	172
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.23%, 7/15/2048 (e)	1,825	1,687
Series 2015-C30, Class C, 4.23%, 7/15/2048 (e)	266	211
Series 2015-C31, Class C, 4.62%, 8/15/2048 (e)	124	105
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,015	925
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class A3, 3.94%, 6/15/2051	1,091	1,032
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.42%, 8/15/2049 (e)	276	233
Series 2016-JP4, Class C, 3.38%, 12/15/2049 (e)	152	121
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (e)	2,817	1,074
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.32%, 5/15/2048 (e)	190	172
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.02%, 5/15/2048 (e)	147	138
Series 2019-L2, Class C, 4.97%, 3/15/2052 (e)	978	828
Series 2021-L5, Class XA, IO, 1.29%, 5/15/2054 (e)	10,715	621
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	230	144
Multi-Family Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 9.19%, 3/25/2050 (a) (e)	4,390	4,401
Series 2023-01, Class M7, 9.32%, 11/25/2053 (a) (e)	898	929
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 6.69%, 5/15/2039 (a) (e)	1,705	1,707

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (e)	649	617
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (e)	322	299
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (e)	711	675
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (e)	635	572
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (e)	866	825
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (e)	2,428	2,324
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 4.97%, 10/15/2044 (a) (e)	672	30
Total Commercial Mortgage-Backed Securities (Cost $75,119)		69,060
Collateralized Mortgage Obligations — 4.5%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	5	5
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	88	86
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	155	138
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	337	289
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	645	492
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 5.63%, 12/25/2046 (e)	833	685
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (e)	662	640
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (e)	158	149
Series 2021-3, Class A1, 1.07%, 5/25/2066 (a) (e)	2,568	2,132
Series 2021-3, Class A2, 1.31%, 5/25/2066 (a) (e)	1,926	1,609
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	22	15
Banc of America Funding Trust Series 2006-A, Class 1A1, 5.72%, 2/20/2036 (e)	121	111
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.63%, 2/25/2034 (e)	86	83
Citigroup Mortgage Loan Trust Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (k)	786	788
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (a) (e)	1,375	1,219
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 7.62%, 1/25/2043 (a) (e)	1,112	1,140
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	232	109
CSMC Trust Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (e)	1,206	1,190
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (e)	661	623
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 8.22%, 4/25/2042 (a) (e)	580	603
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	945	24
Series 4086, Class AI, IO, 3.50%, 7/15/2027	308	9
Series 4120, Class UI, IO, 3.00%, 10/15/2027	335	11
Series 4216, Class MI, IO, 3.00%, 6/15/2028	179	6
Series 4178, Class BI, IO, 3.00%, 3/15/2033	569	45
Series 2936, Class AS, IF, IO, 0.66%, 2/15/2035 (e)	131	5
Series 4018, Class HI, IO, 4.50%, 3/15/2041	741	39
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	496	69
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,561	244
Series 4305, Class SK, IF, IO, 1.16%, 2/15/2044 (e)	745	79
Series 4612, Class QI, IO, 3.50%, 5/15/2044	2,224	268
Series 4687, Class SG, IF, IO, 0.71%, 1/15/2047 (e)	2,341	264
Series 4681, Class SD, IF, IO, 0.71%, 5/15/2047 (e)	5,263	574

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5023, Class MI, IO, 3.00%, 10/25/2050	3,644	616
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	440	13
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	354	10
Series 2003-130, Class NS, IF, IO, 1.56%, 1/25/2034 (e)	330	22
Series 2005-67, Class SI, IF, IO, 1.26%, 8/25/2035 (e)	266	9
Series 2005-69, Class AS, IF, IO, 1.26%, 8/25/2035 (e)	64	5
Series 2006-24, Class QS, IF, IO, 1.76%, 4/25/2036 (e)	232	16
Series 2010-68, Class SJ, IF, IO, 1.11%, 7/25/2040 (e)	213	17
Series 2016-39, Class LS, IF, IO, 0.56%, 7/25/2046 (e)	2,174	265
Series 2016-74, Class GS, IF, IO, 0.56%, 10/25/2046 (e)	1,035	113
Series 2017-6, Class SB, IF, IO, 0.61%, 2/25/2047 (e)	1,370	132
Series 2021-86, Class T, 2.50%, 9/25/2048	2,880	2,477
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (a) (e)	473	433
GCAT Trust
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (k)	297	282
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (a) (e)	2,288	1,895
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (a) (e)	1,690	1,350
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	608
Series 2014-181, Class SL, IF, IO, 0.17%, 12/20/2044 (e)	1,490	103
Series 2015-110, Class MS, IF, IO, 0.28%, 8/20/2045 (e)	496	39
Series 2019-115, Class SD, IF, IO, 0.67%, 9/20/2049 (e)	440	43
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	14,091	1,912
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	4,523	714
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	4,997	763
Series 2021-117, Class ES, IF, IO, 0.87%, 7/20/2051 (e)	5,775	712
Series 2015-H13, Class GI, IO, 1.54%, 4/20/2065 (e)	544	12
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	399	284
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 5.96%, 6/25/2035 (e)	573	447
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	288	136
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	211	121
LHOME Mortgage Trust Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (k)	1,025	1,029
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	644	615
MFA Trust Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (k)	850	848
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.29%, 9/25/2034 (e)	124	122
Series 2004-9, Class 1A, 5.29%, 11/25/2034 (e)	63	62
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (e)	619	560
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (e)	1,262	1,161
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (a) (e)	479	438
OBX Trust Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (k)	1,338	1,329
PRET LLC Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (k)	1,515	1,506
PRPM LLC
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (k)	442	443
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (k)	793	793
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (e)	949	846

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	22	17
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	199	124
Sequoia Mortgage Trust Series 2003-8, Class A1, 6.07%, 1/20/2034 (e)	130	122
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (e)	43	41
TDA CAM 4 FTA (Spain) Series 4, Class A, 3.99%, 6/26/2039 (c) (e)	103	111
Verus Securitization Trust
Series 2019-4, Class A1, 3.64%, 11/25/2059 (a) (k)	370	359
Series 2019-INV3, Class A1, 3.69%, 11/25/2059 (a) (e)	803	778
Series 2020-1, Class A1, 3.42%, 1/25/2060 (a) (k)	98	93
Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (e)	2,122	1,782
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (k)	325	315
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (k)	1,767	1,762
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (k)	1,667	1,653
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (a) (e)	3,511	3,446
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	76	73
Total Collateralized Mortgage Obligations (Cost $51,797)		47,721
Convertible Bonds — 3.9%
Aerospace & Defense — 0.1%
Rocket Lab USA, Inc. 4.25%, 2/1/2029 (a)	760	829
Air Freight & Logistics — 0.0% ^
Air Transport Services Group, Inc. 3.88%, 8/15/2029 (a)	275	227
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	795	791
Broadline Retail — 0.1%
Etsy, Inc. 0.13%, 10/1/2026	640	648
Communications Equipment — 0.1%
Lumentum Holdings, Inc. 1.50%, 12/15/2029 (a)	1,176	1,045
Construction & Engineering — 0.0% ^
Fluor Corp. 1.13%, 8/15/2029 (a)	203	230
Consumer Finance — 0.1%
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	1,240	1,175
Electric Utilities — 0.2%
PG&E Corp. 4.25%, 12/1/2027 (a)	1,400	1,443
Southern Co. (The) 4.50%, 6/15/2027 (a)	770	784
		2,227
Electronic Equipment, Instruments & Components — 0.1%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028 (a)	1,047	1,076
Entertainment — 0.2%
Eventbrite, Inc. 0.75%, 9/15/2026	325	284
Live Nation Entertainment, Inc. 3.13%, 1/15/2029	1,500	1,658
Sea Ltd. (Singapore) 2.38%, 12/1/2025	530	562
		2,504

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Financial Services — 0.1%
Global Payments, Inc. 1.50%, 3/1/2031 (a)	795	730
Ground Transportation — 0.1%
Lyft, Inc. 0.63%, 3/1/2029 (a)	1,040	1,067
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028 (a)	400	441
		1,508
Health Care Equipment & Supplies — 0.0% ^
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	150	140
Health Care Providers & Services — 0.0% ^
PetIQ, Inc. 4.00%, 6/1/2026	170	177
Hotel & Resort REITs — 0.1%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	570	501
Hotels, Restaurants & Leisure — 0.1%
Airbnb, Inc. Zero Coupon, 3/15/2026	652	592
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	316	285
		877
Household Products — 0.1%
Spectrum Brands, Inc. 3.38%, 6/1/2029 (a)	947	923
Interactive Media & Services — 0.1%
Snap, Inc.
0.75%, 8/1/2026	295	304
Zero Coupon, 5/1/2027	279	229
0.50%, 5/1/2030 (a)	285	275
TripAdvisor, Inc. 0.25%, 4/1/2026	664	602
		1,410
IT Services — 0.1%
BigCommerce Holdings, Inc. 0.25%, 10/1/2026	1,580	1,361
Leisure Products — 0.1%
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	745	833
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,045	1,187
Passenger Airlines — 0.1%
JetBlue Airways Corp. 0.50%, 4/1/2026	722	633
Southwest Airlines Co. 1.25%, 5/1/2025	585	577
		1,210
Retail REITs — 0.1%
Kite Realty Group LP 0.75%, 4/1/2027 (a)	688	665
Semiconductors & Semiconductor Equipment — 0.8%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (c)	600	513
Enphase Energy, Inc. Zero Coupon, 3/1/2028	1,220	1,057
Microchip Technology, Inc. 1.63%, 2/15/2027	305	845
MKS Instruments, Inc. 1.25%, 6/1/2030 (a)	1,010	1,034
ON Semiconductor Corp. Zero Coupon, 5/1/2027	1,932	2,835

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Veeco Instruments, Inc. 2.88%, 6/1/2029	838	1,296
Wolfspeed, Inc.
0.25%, 2/15/2028	609	360
1.88%, 12/1/2029	275	153
		8,093
Software — 0.7%
Alarm.com Holdings, Inc.
Zero Coupon, 1/15/2026	640	583
2.25%, 6/1/2029 (a)	680	670
Bentley Systems, Inc. 0.13%, 1/15/2026	1,185	1,167
Box, Inc. Zero Coupon, 1/15/2026	917	1,076
Dropbox, Inc. Zero Coupon, 3/1/2028	1,293	1,172
Envestnet, Inc. 2.63%, 12/1/2027	570	625
Everbridge, Inc. Zero Coupon, 3/15/2026	359	353
Five9, Inc. 1.00%, 3/15/2029 (a)	1,107	996
Nice Ltd. (Israel) Zero Coupon, 9/15/2025	709	668
		7,310
Specialty Retail — 0.2%
Wayfair, Inc.
0.63%, 10/1/2025	640	600
3.25%, 9/15/2027	825	1,000
		1,600
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman 3.50%, 6/1/2028 (a)	1,155	1,455
Total Convertible Bonds (Cost $41,187)		40,732
Loan Assignments — 2.3% (i) (l)
Automobile Components — 0.0% ^
Holley, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 11/17/2028	329	328
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 3/31/2028	110	110
Building Products — 0.1%
Chamberlain Group LLC (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 11/3/2028	350	350
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 5/31/2030 (m)	75	75
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 3.75%), 8.83%, 3/28/2031	600	604
Quikrete Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.58%, 3/19/2029 (m)	490	492
		1,521
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/21/2028	240	241
Construction & Engineering — 0.1%
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 1/21/2028	132	132
Zekelman Industries, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.57%, 1/24/2031 (m)	600	601
		733

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Containers & Packaging — 0.1%
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 9/24/2028	515	515
Tekni-Plex, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 9.57%, 9/15/2028	338	339
		854
Financial Services — 0.1%
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.31%, 1/31/2031	509	510
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.18%, 3/27/2029 (m)	250	252
NorthRiver Midstream, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.80%, 8/16/2030	585	587
		1,349
Ground Transportation — 0.1%
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.40%, 7/21/2028 (m)	400	401
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.30%, 4/10/2031 (m)	600	601
		1,002
Health Care Equipment & Supplies — 0.0% ^
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 5/4/2028 (m)	96	96
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 10/23/2028	59	59
		155
Health Care Providers & Services — 0.1%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.94%, 8/24/2028	600	603
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	579	581
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.31%, 9/27/2030	110	110
		1,294
Hotels, Restaurants & Leisure — 0.2%
Cedar Fair LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.31%, 5/1/2031 (m)	500	502
Red Rock Resorts, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.58%, 3/14/2031 (m)	600	601
Whataburger, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 8/3/2028	499	499
		1,602
Insurance — 0.1%
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.57%, 6/20/2030	600	604
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.55%, 9/27/2030	400	400
		1,004
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.56%, 2/1/2031	39	39
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 4.00%, 4/18/2031 (m)	260	255
		294
Leisure Products — 0.1%
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.44%, 12/15/2026	704	708
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 3/15/2030	414	416
		1,124
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%, 3-MONTH CME TERM SOFR + 3.50% + 3.50%), 8.90%, 10/8/2027	393	395

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.30%, 12/7/2030	145	144
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	402	386
		530
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 2.50%, 11/22/2030	598	599
Medallion Midland Acquisition LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 8.83%, 10/18/2028	500	503
		1,102
Passenger Airlines — 0.1%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028	612	635
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 5/17/2028	724	719
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.16%, 8/1/2027	600	599
Professional Services — 0.2%
Brookfield WEC Holdings Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.08%, 1/27/2031	500	502
Dun & Bradstreet Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 1/18/2029	600	602
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.58%, 1/17/2031	700	703
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-8 (3-MONTH CME TERM SOFR + 2.00%), 7.32%, 5/9/2031 (m)	490	492
		2,299
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	403	403
Brooks Automation, 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 10.40%, 2/1/2030	190	187
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/2/2027	499	500
		1,090
Software — 0.3%
AthenaHealth, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.58%, 2/15/2029	175	174
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031	160	160
CDK Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 7/6/2029	400	403
Genesys Cloud Services Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 12/1/2027	730	735
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.08%, 11/28/2028	500	502
Ultimate Software Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 2/10/2031 (m)	675	680
		2,654
Specialty Retail — 0.2%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027	185	186
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.93%, 12/18/2026 (n)	823	777
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.19%, 3/9/2028 (m)	449	446
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.82%, 3/3/2028	195	176
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 12/28/2027	597	591
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 12.92%, 6/29/2028	42	36
		2,212

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Wireless Telecommunication Services — 0.0% ^
Iridium Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 9/20/2030	499	499
Total Loan Assignments (Cost $24,291)		24,345
	SHARES (000)
Exchange-Traded Funds — 1.9%
Fixed Income — 1.9%
Invesco Senior Loan ETF (Cost $19,538)	925	19,531
	PRINCIPAL AMOUNT ($000)
Supranational — 1.3%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (c)	1,130	997
European Union (Supranational)
0.10%, 10/4/2040 (c)	EUR2,990	1,955
3.00%, 3/4/2053 (c)	EUR10,890	10,835
Total Supranational (Cost $15,560)		13,787
	SHARES (000)
Convertible Preferred Stocks — 0.2%
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ * (Cost $226)	1	1,810
Common Stocks — 0.0% ^
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	6	—
Health Care Providers & Services — 0.0% ^
Claire's Stores, Inc. ‡ *	1	177
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	10	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	13	12
Specialty Retail — 0.0% ^
NMG, Inc. ‡ *	—	28
Serta Simmons Bedding LLC ‡ *	10	79
		107
Total Common Stocks (Cost $1,277)		296
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	298	193

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	7	—
Total Preferred Stocks (Cost $310)		193
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	14	189
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $31)	35	29
	SHARES (000)
Short-Term Investments — 9.5%
Investment Companies — 9.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (o) (p) (Cost $99,771)	99,754	99,774
Total Investments — 113.0% (Cost $1,236,905)		1,190,434
Liabilities in Excess of Other Assets — (13.0)%		(137,192)
NET ASSETS — 100.0%		1,053,242

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CR	Custodial Receipts
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $32,652 or 3.10% of the Fund’s net assets as of May 31, 2024.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(j)	Defaulted security.
(k)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	160	06/06/2024	EUR	20,128	(319)
Euro-BTP	112	06/06/2024	EUR	14,172	(194)
Euro-Bund	23	06/06/2024	EUR	3,226	(61)
Euro-Schatz	3	06/06/2024	EUR	342	(2)
Long Gilt	195	09/26/2024	GBP	23,933	(225)
U.S. Treasury 2 Year Note	32	09/30/2024	USD	6,522	5
U.S. Treasury 5 Year Note	1,173	09/30/2024	USD	124,283	(195)
					(991)
Short Contracts
Euro-Bobl	(9)	06/06/2024	EUR	(1,132)	7
Euro-Buxl 30 Year Bond	(115)	06/06/2024	EUR	(15,760)	948
Euro-Schatz	(89)	06/06/2024	EUR	(10,136)	69
U.S. Treasury 10 Year Note	(473)	09/19/2024	USD	(51,542)	(31)
U.S. Treasury 10 Year Ultra Note	(408)	09/19/2024	USD	(45,817)	(20)
U.S. Treasury Long Bond	(61)	09/19/2024	USD	(7,107)	28
U.S. Treasury Ultra Bond	(153)	09/19/2024	USD	(18,786)	265
Long Gilt	(5)	09/26/2024	GBP	(614)	4
U.S. Treasury 2 Year Note	(704)	09/30/2024	USD	(143,484)	(100)
U.S. Treasury 5 Year Note	(455)	09/30/2024	USD	(48,209)	70
					1,240
					249

Abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	201	USD	215	Citibank, NA	6/5/2024	3
EUR	500	USD	539	Merrill Lynch International	6/5/2024	3
EUR	77,045	USD	83,308	Morgan Stanley	6/5/2024	292
GBP	1,268	USD	1,613	HSBC Bank, NA	6/5/2024	3
GBP	202	USD	257	Merrill Lynch International	6/5/2024	— (a)
GBP	466	USD	591	State Street Corp.	6/5/2024	3
USD	949	EUR	874	Merrill Lynch International	6/5/2024	1
BRL	20,536	USD	3,902	Citibank, NA**	6/24/2024	— (a)
CNY	28,580	USD	3,958	BNP Paribas**	6/24/2024	59
EUR	225	USD	243	HSBC Bank, NA	6/24/2024	1
INR	291,254	USD	3,483	BNP Paribas**	6/24/2024	6
INR	329,412	USD	3,941	Citigroup Global Markets Holdings, Inc.**	6/24/2024	4
KRW	5,444,044	USD	3,938	BNP Paribas**	6/24/2024	3
USD	1,633	BRL	8,409	Barclays Bank plc**	6/24/2024	35
USD	4,797	IDR	77,339,480	Goldman Sachs International**	6/24/2024	44
USD	22,542	MXN	381,238	Citibank, NA	6/24/2024	145
USD	3,491	PHP	201,785	Goldman Sachs International**	6/24/2024	44
USD	3,981	THB	143,162	Citibank, NA	6/24/2024	83
USD	7,541	ZAR	138,528	Citibank, NA	6/24/2024	180
TRY	81,822	USD	1,909	Barclays Bank plc	1/22/2025	135
Total unrealized appreciation						1,044
USD	82,544	EUR	76,871	Goldman Sachs International	6/5/2024	(868)
USD	2,430	GBP	1,936	HSBC Bank, NA	6/5/2024	(36)
CLP	3,863,251	USD	4,215	Goldman Sachs International**	6/24/2024	(8)
KRW	5,301,886	USD	3,920	Bank of America NA**	6/24/2024	(82)
PHP	225,047	USD	3,892	Goldman Sachs International**	6/24/2024	(47)
THB	137,083	USD	3,747	Goldman Sachs International	6/24/2024	(15)
USD	3,952	AUD	5,942	Citibank, NA	6/24/2024	(3)
USD	3,927	CLP	3,609,880	Citibank, NA**	6/24/2024	(3)
USD	3,947	CNY	28,622	BNP Paribas**	6/24/2024	(77)
USD	3,922	CNY	28,331	Goldman Sachs International**	6/24/2024	(61)
USD	5,324	CZK	122,223	State Street Corp.	6/24/2024	(49)
USD	25,130	EUR	23,259	Citibank, NA	6/24/2024	(129)
USD	308	GBP	242	Merrill Lynch International	6/24/2024	(1)
USD	3,609	SGD	4,875	State Street Corp.	6/24/2024	(3)
ZAR	71,854	USD	3,891	Goldman Sachs International	6/24/2024	(72)
EUR	60	USD	65	HSBC Bank, NA	7/3/2024	— (a)
USD	82,965	EUR	76,629	Morgan Stanley	7/3/2024	(291)
USD	1,613	GBP	1,268	HSBC Bank, NA	7/3/2024	(3)
USD	1,526	TRY	63,205	Goldman Sachs International	1/22/2025	(53)
Total unrealized depreciation						(1,801)
Net unrealized depreciation						(757)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
PHP	Philippines Peso
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.33	USD 38,838	(2,619)	(407)	(3,026)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2024 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day CDI at termination	11.00 at termination	Pay	1/4/2027	BRL12,910	—	(11)	(11)
1 day CDI at termination	9.64 at termination	Pay	1/2/2026	BRL20,002	—	(89)	(89)
1 day CDI at termination	10.58 at termination	Pay	1/2/2026	BRL25,756	—	(33)	(33)
1 day SOFR annually	4.07 annually	Receive	2/15/2034	USD33,730	(9)	(3)	(12)
					(9)	(136)	(145)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2024 was as follows:

FLOATING RATE INDEX	VALUE
1 Day CDI	1.80%
1 Day SOFR	5.34

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$205,451	$—	$205,451
Collateralized Mortgage Obligations	—	44,275	3,446	47,721
Commercial Mortgage-Backed Securities	—	62,381	6,679	69,060
Common Stocks
Communications Equipment	—	—	— (a)	— (a)
Health Care Providers & Services	—	—	177	177
Machinery	—	—	— (a)	— (a)
Media	12	—	—	12
Specialty Retail	—	—	107	107
Total Common Stocks	12	—	284	296
Convertible Bonds	—	40,732	—	40,732
Convertible Preferred Stocks	—	—	1,810	1,810
Corporate Bonds	—	434,159	—	434,159
Exchange-Traded Funds	19,531	—	—	19,531
Foreign Government Securities	—	77,098	—	77,098
Loan Assignments	—	24,345	—	24,345
Mortgage-Backed Securities	—	156,259	—	156,259
Preferred Stocks	—	—	193	193
Supranational	—	13,787	—	13,787
U.S. Treasury Obligations	—	29	—	29
Warrants	—	—	189	189
Short-Term Investments
Investment Companies	99,774	—	—	99,774
Total Investments in Securities	$119,317	$1,058,516	$12,601 *	$1,190,434
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,044	$—	$1,044
Futures Contracts	1,396	—	—	1,396
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,801)	—	(1,801)
Futures Contracts	(1,147)	—	—	(1,147)
Swaps	—	(543)	—	(543)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$249	$(1,300)	$—	$(1,051)

(a)	Amount rounds to less than one thousand.
*
Level 3 securities are valued by brokers and pricing services. At May 31, 2024, the value of these securities was $12,601. The inputs for these securities are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Collateralized Mortgage Obligations	$5,758	$—	$(15)	$— (a)	$—	$(239)	$—	$(2,058)	$3,446
Commercial Mortgage-Backed Securities	6,005	—	(6)	—	680	—	—	—	6,679
Common Stocks	280	—	4	—	—	—	—	—	284
Convertible Preferred Stocks	1,745	—	65	—	—	—	—	—	1,810
Corporate Bonds	121	(27)	30	1	—	(125)	—	—	—
Preferred Stocks	168	—	25	—	—	—	—	—	193
Warrants	189	—	—	—	—	—	—	—	189
Total	$14,266	$(27)	$103	$1	$680	$(364)	$—	$(2,058)	$12,601

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $72.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (a) (b)	$105,967	$120,375	$126,544	$(21)	$(3)	$99,774	99,754	$1,062	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.